SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)			6 Months Ended
	Jun. 30, 2021	Jun. 03, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill				$ 6,531,346
Tickeri Inc [Member]
Business Acquisition [Line Items]
Cash		$ 127,377
Accounts receivables		23,587
Goodwill		20,086,664
Accounts payable and accrued expenses		(87,071)
SBA EIDL		(150,000)
PPP loan		(557)
Business Combination, Consideration Transferred		$ 20,000,000
Monster Creative LLC [Member]
Business Acquisition [Line Items]
Cash	$ 3,017		$ 3,017
Accounts receivables	379,012		379,012
Goodwill	8,648,104		8,648,104
Accounts payable and accrued expenses	(98,754)		(98,754)
PPP loan	(66,117)		(66,117)
Business Combination, Consideration Transferred	8,000,000		8,000,000
Due to seller	(379,012)		(379,012)
Notes payable – related parties	$ (486,250)		$ (486,250)